Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense:
Federal	$ 19,122,000	$ 19,613,000	$ 13,001,000
State	1,879,000	2,020,000	1,009,000
Total current tax Expense	21,001,000	21,633,000	14,010,000
Deferred tax expense (benefit)	1,440,000	(2,336,000)	581,000
Total income tax expense	22,441,000	19,297,000	14,591,000
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(4,736,000)	(3,467,000)
Difference in reporting the allowance for loan losses, net	22,710,000	22,389,000
Other income or expense not yet reported for tax purposes	2,582,000	2,321,000
Depreciable assets	(1,413,000)	(1,288,000)
Other items	801,000	1,429,000
Net deferred tax assets at end of year	19,944,000	21,384,000	19,048,000
Net deferred tax assets at beginning of year	21,384,000	19,048,000
Deferred tax expense (benefit)	1,440,000	(2,336,000)	581,000
Deferred tax liability, unrealized gains on available-for-sale securities	2,500,000
Deferred tax assets, unrealized losses on available-for-sale securities		675,000
Deferred tax assets, unrecognized overfunded position in company's pension and postretirement benefit plans	1,500,000
Deferred tax liability, unrecognized overfunded position in company's pension and postretirement benefit plans		979,000
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate (in hundredths)	35.00%	35.00%	35.00%
Increase/(decrease) in taxes resulting from: [Abstract]
Tax exempt income (in hundredths)	(0.70%)	(1.60%)	(2.70%)
State income tax (including alternative minimum tax), net of federal tax benefit (in hundredths)	2.30%	2.00%	1.30%
Other items (in hundredths)	0.80%	1.40%	(0.40%)
Effective income tax rate (in hundredths)	37.40%	36.80%	33.20%
Unrecognized tax benefit with respect to probability of collection		450,000
Unrecognized pre-tax benefit and changes in those benefits [Roll Forward]
Unrecognized tax benefit, beginning balance	905,000	905,000
Amount paid to taxing authorities and amount reducing tax expense		0
Decrease in prior unrecognized tax benefits	(342,000)
Lapse of statute of limitations	(350,000)
Unrecognized tax benefit, ending balance	$ 213,000	$ 905,000	$ 905,000
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2008
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2012
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2008
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2012